Earnings per share	3 Months Ended
Mar. 31, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share

	For the three months ended March 31,
	2019	2018
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	22.4	62.4
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	178.4	175.5
Basic earnings per share	€0.13	€0.36

For the three months ended March 31, 2019, basic earnings per share is calculated by dividing the profit for the period attributable to equity owners of the parent of €22.4 million (2018: €62.4 million) by the weighted average number of ordinary shares of 176.9 million (2018: 174.0 million) and Founder Preferred Shares of 1.5 million (2018: 1.5 million). The weighted average ordinary shares in 2019 includes the January 2, 2019 issuance of the Founder Preferred Shares Annual Dividend Amount as set out in Note 17.
For the three months period ended March 31, 2019, the number of shares in both the diluted and basic earnings per share calculation has been adjusted by 53,498 shares for the dilutive impact of the 2018 Non-Executive Restricted Stock Awards that the Company are obligated to issue in 2019. In addition to this, share awards due to be issued under the LTIP management incentive plan have been included (2016 award grant: 278,209 shares, and 2017 award grant: 85,315 shares) where contingent events have occurred and the company is obligated to issue these in January 2020 after the vesting period has been completed. Refer to Note 15 for further details. There is no adjustment to the profit for the period.

	For the three months ended March 31,
	2019	2018
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	22.4	62.4
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	178.4	175.5
Diluted earnings per share	€0.13	€0.36

The Ordinary shares that could be issued to settle the Founder Preferred Shares Annual Dividend Amount are potentially dilutive, but as set out in Note 17, the Founder Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days of 2019.